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                      COHEN & STEERS SPECIAL EQUITY FUND, INC.

                          SUPPLEMENT DATED OCTOBER 1, 2003
                        TO THE PROSPECTUS DATED MAY 1, 2003

The information below supplements and replaces the information in the "Subscription Agreement":

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
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COHEN & STEERS SPECIAL EQUITY FUND, INC.

  USA PATRIOT ACT

  TO HELP THE GOVERNMENT FIGHT THE FUNDING OF TERRORISM AND MONEY LAUNDERING ACTIVITIES,
  FEDERAL LAW REQUIRES ALL FINANCIAL INSTITUTIONS TO OBTAIN, VERIFY AND RECORD INFORMATION
  THAT IDENTIFIES EACH PERSON WHO OPENS AN ACCOUNT.

  WHAT THIS MEANS FOR YOU: WHEN YOU OPEN AN ACCOUNT, WE WILL ASK YOU FOR YOUR NAME, ADDRESS,
  DATE OF BIRTH AND OTHER INFORMATION THAT WILL ALLOW US TO IDENTIFY YOU. THIS INFORMATION
  WILL BE VERIFIED TO ENSURE THE IDENTITY OF ALL INDIVIDUALS OPENING A MUTUAL FUND ACCOUNT.
------------------------------------------------------------------------------------------------------

                                 SUBSCRIPTION AGREEMENT

------------------------------------------------------------------------------------------------------
 1 ACCOUNT TYPE (Please print; indicate only one registration type)

[ ] A. INDIVIDUAL OR JOINT ACCOUNT*

    -----------------------------            ---------------------------------    --------------------
           Name                              Social Security Number**             Date of Birth

    ----------------------------             ---------------------------------    --------------------
    Name of Joint Owner, if any              Social Security Number**             Date of Birth

    Citizenship: [ ] U.S. Citizen  [ ] Resident Alien  [ ] Nonresident Alien***:
                                                                                  --------------------
                                                                                  Country of Citizenship

[ ] B. UNIFORM GIFTS/TRANSFERS TO MINORS (UGMA/UTMA)

    ----------------------------             ---------------------------------    --------------------
    Custodian's name (only one               Social Security Number**             Date of Birth
    permitted)

    ----------------------------             ---------------------------------    --------------------
    Minor's name (only one                   Social Security Number**             Date of Birth
    permitted)

    under the                                      Uniform Gifts/Transfers to Minors Act
             -------------------------------------
                   (state residence of minor)

    Citizenship: of custodian [ ] U.S. Citizen  [ ] Resident Alien  [ ] Nonresident Alien***:
                                                                                             ------------
                                                                                              Country of
                                                                                              Citizenship

    Citizenship: of minor     [ ] U.S. Citizen  [ ] Resident Alien  [ ] Nonresident Alien***:
                                                                                             ------------
                                                                                              Country of
                                                                                              Citizenship


[ ] C. TRUST, CORPORATION OR OTHER ENTITY

    ------------------------------------------    ---------------------------     -----------------------
    Name of Trust, Corporation or Other Entity    Tax Identification Number**     Date of Trust Agreement

  Check the box that describes the entity establishing the account:
  [ ] U.S. Financial Institution governed by a federal regulator.
  [ ] Bank governed by a U.S. state bank regulator.
  [ ] Corporation. Attach a copy of the certified articles of incorporation or business license unless the corporation is publicly traded on the New York Stock Exchange,
      American Stock Exchange or Nasdaq Stock Market. If so, please provide ticker symbol: [ ]
  [ ] Retirement plan governed by ERISA.
  [ ] Trust. Attach a copy of the Trust Agreement.
  [ ] Partnership. Attach a copy of Partnership Agreement.
  [ ] U.S. Government Agency or Instrumentality.
  [ ] Other.                     Attach copy of document that formed entity or by laws or similar document.
            ---------------------
      Call (800) 437-9912 to see if additional information is required.
  ---------
    * All joint registrations will be registered as 'joint tenants with rights of survivorship' unless otherwise specified.
   ** If applied for, include a copy of application for social security or tax identification number.
  *** Nonresident aliens must include a copy of a government-issued photo ID with this application.
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 2 AUTHORIZED PERSONS

   IF YOU ARE ESTABLISHING AN ACCOUNT UNDER 1C ABOVE AS A (I) CORPORATION (NON-PUBLICLY TRADED), (II) PARTNERSHIP,
   (III) TRUST OR (IV) OTHER, INFORMATION ON EACH OF THE INDIVIDUALS AUTHORIZED TO EFFECT TRANSACTIONS MUST BE
   PROVIDED BELOW:

    ---------------------------------     --------------------------------------------------------    --------------------
    Authorized Individual/Trustee         Social Security Number*                                     Date of Birth

    ---------------------------------     --------------------------------------------------------    --------------------
    Authorized Individual/Trustee         Social Security Number*                                     Date of Birth

    Citizenship: [ ] U.S. Citizen  [ ] Resident Alien  [ ] Nonresident Alien**:
                                                                               ----------------------
                                                                               Country of Citizenship

     (If there are more than two authorized persons, provide the information, in the same format, on a separate sheet for each such additional person.)

     *  If applied for, include a copy of application for social security number.
    **  Nonresident aliens must include a copy of a government-issued photo ID with this application.

--------------------------------------------------------------------------------------------------------------------------
 3 ADDRESS

   (IF MAILING ADDRESS IS A POST OFFICE BOX, A STREET ADDRESS IS ALSO REQUIRED. APO AND FPO ADDRESSES WILL BE ACCEPTED)

   REGISTRANT STREET ADDRESS

                                                           (          )
   ----------------------------------------------------    -----------------------------------------------------------
   Street                                                  Home Telephone Number

                                                           (          )
   ----------------------------------------------------    -----------------------------------------------------------
   City and State                  Zip Code                Business Telephone Number

   Mailing Address                           City                             State                     Zip
                  -------------------------      ---------------------------        ------------------      ----------

   JOINT REGISTRANT STREET ADDRESS (REQUIRED IF DIFFERENT THAN REGISTRANT ADDRESS ABOVE)

   Address                                   City                             State                     Zip
          ---------------------------------      ---------------------------        ------------------      ----------

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 4 INVESTMENT INFORMATION

   $_________________ Amount to invest ($10,000 minimum investment). Do not send cash. Investment will be paid for by
   (please check one):

       [ ] Check or draft made payable to 'Cohen & Steers Special Equity Fund, Inc.'

       [ ] Wire through the Federal Reserve System.*
                                                    ----------------------------------------

      * Call (800) 437-9912 to notify the Fund of investments by wire and to obtain an Account Number. See the PURCHASE OF
        FUND SHARES section of the Prospectus for wire instructions.

--------------------------------------------------------------------------------------------------------------------------
 5 AUTOMATIC INVESTMENT PLAN

      The Automatic Investment Plan makes possible regularly scheduled monthly purchases of Fund shares. The Fund's
      Transfer Agent can arrange for an amount of money selected by you ($500 minimum) to be deducted from your checking account and used to purchase shares of the Fund.

      Please debit $___________________ from my checking account beginning on _______________*.
                                                                                 (Month)

      Please debit my account on (check one): [ ] 1st of Month    [ ] 15th of Month
      * To initiate the Automatic Investment Plan, Section 9 of this Subscription Agreement must be completed.
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                  PLEASE CONTINUE APPLICATION ON REVERSE SIDE.



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 6 EXCHANGE PRIVILEGES

      Exchange privileges will be automatically granted unless you check the box below. Shareholders wishing to exchange into other Cohen & Steers Funds or the SSgA Money Market Fund should consult the EXCHANGE PRIVILEGE section of the
      Prospectus. (Note: If shares are being purchased through a dealer, please contact your dealer for availability of this service.)

       [ ] I decline the exchange privilege.

--------------------------------------------------------------------------------------------------------------------------
 7 REDEMPTION PRIVILEGES

      Shareholders may select the following redemption privileges by checking the box(es) below. See HOW TO SELL FUND
      SHARES section of the Prospectus for further details. Redemption privileges will be automatically declined for boxes not checked.

       [ ] I authorize the Transfer Agent to redeem shares in my account(s) by telephone, in accordance with the procedures and conditions set forth in the Fund's current Prospectus.

       [ ] I wish to have redemption proceeds paid by wire (please complete Section 9).

--------------------------------------------------------------------------------------------------------------------------
 8 DISTRIBUTION OPTIONS

      Dividends and capital gains may be reinvested or paid by check. If no options are selected below, both dividends and capital gains will be reinvested in additional Fund shares.

      Dividends       [ ] Reinvest.    [ ] Pay in cash.

      Capital Gains   [ ] Reinvest.    [ ] Pay in cash.

      [ ] I wish to have my distributions paid by wire (please complete Section 9).

--------------------------------------------------------------------------------------------------------------------------
 9 BANK OF RECORD (FOR WIRE INSTRUCTIONS AND/OR AUTOMATIC INVESTMENT PLAN)

      PLEASE ATTACH A VOIDED CHECK FROM YOUR BANK ACCOUNT.


      -----------------------------------------------------      ---------------------------------------------------------
      Bank Name                                                  Bank ABA Number

      -----------------------------------------------------      ---------------------------------------------------------
      Street or P.O. Box                                         Bank Account Number

      -----------------------------------------------------      ---------------------------------------------------------
      City and State                          Zip Code           Account Name

--------------------------------------------------------------------------------------------------------------------------
 10 SIGNATURE AND CERTIFICATIONS

(a)  By signing this agreement, I represent and warrant that:

         (1)  I have the full right, power, capacity and authority to invest in the Fund;

         (2)  I am of legal age in my state of residence or am an emancipated minor;

         (3)  All of the information on this agreement is true and correct; and

         (4)  I will notify the Fund immediately if there is any change in this information.

(b) I have read the current prospectus of the Fund and this agreement and agree to all their terms. I also agree that any shares purchased now or later are and will be subject to the terms of the Fund's prospectus as in effect from time to time. Further, I agree that the Fund, its administrators and service providers and any of their directors, trustees, employees and agents will not be liable for any claims, losses or expenses (including legal fees) for acting on any instructions believed to be genuine, provided that reasonable security procedures have been followed. If an account has multiple owners, the Fund may rely on the instructions of any one account owner unless all owners specifically instruct the Fund otherwise.

(c) If I am a U.S. citizen, resident alien, or a representative of a U.S. entity, I certify, under penalty of perjury, that:

         (1)  The taxpayer identification number and tax status shown on this form are correct

         (2)  I am not subject to backup withholding because:

              I am exempt from backup withholding, OR

              I have not been notified by the Internal Revenue Service ('IRS') that I am subject to backup withholding as a result of a failure to report all interest or dividends,
              OR

              The IRS has notified me that I am no longer subject to backup withholding
              NOTE: If you have been notified by the IRS that you are
              currently subject to backup withholding because of
              under-reporting interest or dividends on your tax return,
              you must cross out this Item 2.

         (3)  I am a U.S. person (including resident alien)
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(d)  If I am a nonresident alien, I understand that I am required to complete and attach the appropriate Form W-8 to certify my foreign status.

         (1) Indicate country of residence for tax purposes___________________ Under penalty of perjury, I certify that I am not a U.S.
              citizen or resident alien and I am an exempt foreign person as defined by the IRS. The IRS does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.

(e)  Additional Certification:

         (1) Neither I (we), nor any person having a direct or indirect beneficial interest in the shares to be acquired, appears on any U.S. Government published list of persons who are known or suspected to engage in money laundering activities, such as the Specially Designated Nationals and Blocked Persons List of the Office of Foreign Assets Control of the United States Department of the Treasury. I (we) do not know or have any reason to suspect that (i) the monies used to fund my (our) investment have been or will be derived from or related to any illegal activities and (ii) the proceeds from my (our) investment will be used to finance any illegal activities.

         (2) I agree to provide such information and execute and deliver such documents as the Fund may reasonably request from time to time to verify the accuracy of the information provided in connection with the opening of an account or to comply with any law, rule or regulation to which the Fund may be subject, including compliance with anti-money laundering laws.

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
      x                                                   x
      ---------------------------------       -------     -------------------------------------    ------
      Signature* (Owner, Trustee, Etc.)         Date      Signature* (Joint Owner, Co-Trustee)      Date

      ---------------------------------
      Name and Title
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---------

* If shares are to be registered in (1) joint names, both persons should sign,
  (2) a custodian's name, the custodian should sign, (3) a trust, the trustee(s) should sign, or (4) a corporation or other entity, an officer or other authorized person should sign and print name and title above. Persons signing as representatives or fiduciaries of corporations, partnerships, trusts or other organizations are required to furnish corporate resolutions or similar documents providing evidence that they are authorized to effect securities transactions on behalf of the Investor (alternatively, the secretary or another designated officer of the entity may certify the authority of the persons signing on the space provided above). In addition, signatures of representatives or fiduciaries of corporations and other entities must be accompanied by a signature guarantee by a commercial bank that is a member of the Federal Deposit Insurance Corporation, a trust company or a member of a national securities exchange.

 Mail to: Boston Financial Data Services, P.O. Box 8123, Boston, MA 02266-8123